Condensed consolidated statement of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018 [1]
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ (19,030)	$ (51,602)
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences	(35)	(44)
Cash flow hedges - effective portion of changes in fair value (Note 13)	(5,093)	(201)
Equity-accounted investees - share of other comprehensive income (Note 23)	(1,034)	(160)
Other comprehensive (loss) / income, net of tax	(6,162)	(405)
Total comprehensive (loss) / income for the period	(25,192)	(52,007)
Attributable to:
Owners of the company	$ (25,192)	$ (52,007)

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.